Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2010
Financial Statement Schedule [Abstract]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

		For the years ended December 31
	Note	2008	2009	2010	2010
		RMB	RMB	RMB	US$
					(Note 3)

Net revenues		281,540	121,320	121,320	18,382
Cost of services		—	—	—	—

Gross profit		281,540	121,320	121,320	18,382
Total operating expenses		(74,026,769)	(53,932,194)	(46,538,187)	(7,051,240)

Loss from operations		(73,745,229)	(53,810,874)	(46,416,867)	(7,032,858)
Interest income		6,817,800	2,867,783	38,937,101	5,899,561
Interest expense		(30,023,098)	(99,777,779)	(101,987,357)	(15,452,630)
Foreign exchange gain (loss)		(3,385,935)	(23)	601	91
Other expense, net		(265,155)	(5,669)	(42,688)	(6,468)
Investment income		6,518,284	—	—	—

Loss before income tax expense		(94,083,333)	(150,726,562)	(109,509,210)	(16,592,304)
Income tax expense		—	—	—	—
Equity in profit of subsidiaries	1	1,322,757,529	1,743,290,833	723,660,178	109,645,482

Net income		1,228,674,196	1,592,564,271	614,150,968	93,053,178

CONDENSED BALANCE SHEETS

	2009	2010	2010
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	444,984,761	267,604,798	40,546,182
Short term investment	273,128,000	1,183,319,586	179,290,846
Due from related parties	569,663,045	1,755,973,005	266,056,516
Prepayments and other current assets	38,782,923	61,759,705	9,357,531

Total current assets	1,326,558,729	3,268,657,094	495,251,075

Investment in subsidiaries	11,268,513,395	12,107,344,669	1,834,446,162
Long-term assets	14,266,277	5,706,516	864,625

Total assets	12,609,338,401	15,381,708,279	2,330,561,862

LIABILITIES
Current liabilities:
Due to subsidiaries	30,246,570	5,602,205,870	848,819,071
Other payable and accruals	19,063,099	19,062,290	2,888,226
Deferred revenue	141,535	20,215	3,063
Convertible debt	1,013,863,901	1,052,762,532	159,509,475

Total liabilities	1,063,315,105	6,674,050,907	1,011,219,835

Shareholders’ equity
Ordinary shares (US$0.01 par value, 186,000,000 shares authorized, 134,862,854 and 112,518,724 issued and outstanding as of December 31, 2009 and 2010)	11,278,654	9,756,982	1,478,331
Additional paid-in capital	8,345,532,165	6,976,772,960	1,057,086,812
Accumulated other comprehensive loss	(89,197,412)	(191,122,267)	(28,957,918)
Retained earnings	3,278,409,889	1,912,249,697	289,734,802

Total shareholders’ equity	11,546,023,296	8,707,657,372	1,319,342,027

Total liabilities and shareholders’ equity	12,609,338,401	15,381,708,279	2,330,561,862

CONDENSED CASH FLOW STATEMENT

	For the years ended December 31
	2008	2009	2010	2010
	RMB	RMB	RMB	US$
				(Note 3)

Net cash used in operating activities	(58,116,056)	(37,273,632)	(36,356,297)	(5,508,530)

Net cash provided by (used in) investing activities	(237,934,346)	(837,366,150)	3,085,502,091	467,500,317

Net cash provided by (used in) financing activities	276,075,578	714,354,692	(3,287,515,411)	(498,108,396)

Effect of foreign exchange rate changes on cash	(39,981,014)	(1,004,057)	60,989,654	9,240,857

Net decrease in cash	(59,955,838)	(161,289,147)	(177,379,963)	(26,875,752)

Cash, beginning of year	666,229,746	606,273,908	444,984,161	67,421,934

Cash, end of year	606,273,908	444,984,161	267,604,798	40,546,182

NOTES TO THE CONDENSED FINANCIAL STATEMENTS
(AMOUNTS EXPRESSED IN Renminbi (RMB) UNLESS OTHERWISE STATED)
1. BASIS OF PRESENTATION
The condensed financial statements of Shanda Interactive Entertainment Limited (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America except for accounting of the Company’s subsidiaries and certain footnote disclosures as described below.
Shanda Holding Limited, formerly known as Spirit High Ventures Ltd., was incorporated in British Virgin Islands as a limited liability company on July 2, 2002. Shanda Interactive Entertainment Limited was incorporated in Cayman Islands on November 17, 2003 and became the holding company through a share purchase agreement in December 2003. Shanda Holding Limited was considered the predecessor of the Company. The Company is generally a holding company of certain subsidiaries and variable interest entities (collectively “subsidiaries”).
The Company records its investment in subsidiaries under the equity method of accounting. Such investment and long term loans are presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries’ profit or loss are recognized based on the effective shareholding percentage as “Equity in profit of subsidiary companies” on the statement of operations and comprehensive income. The beginning retained earnings for the periods presented include equity in earnings of all subsidiaries from their respective date of incorporation or date of purchase, as the case maybe.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
Operating expenses for the Company for the years ended December 31, 2008, 2009 and 2010 include share-based compensation expense as a result of the options of the Company granted to employees. Total share-based compensation expenses for the years ended December 31, 2008, 2009 and 2010 were approximately RMB47,479,000, RMB35,331,000 and RMB20,176,000, respectively.
2. COMMITMENTS
There are no long-term obligations or significant commitments.
3. FOREIGN CURRENCIES
Translations of amounts from RMB into United States dollars (“US$” or “U.S. dollars”) are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.600, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2010. This convenient translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2010, or at any other rate.